Note 5 - Premises and Equipment 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

5.         Premises and Equipment

Major classifications of premises and equipment are summarized as follows at September 30, 2024 and December 31, 2023 (in thousands):

September 30, and December 31,	2024	2023

Land	$2,476	$2,476
Construction in progress	-	7
Buildings	10,177	10,121
Furniture and fixtures	4,387	4,272
Automobiles	186	162

Total	17,226	17,038
Less accumulated depreciation	(8,853)	(8,493)

Net	$8,373	$8,545

5.         Premises and Equipment

Major classifications of premises and equipment are summarized as follows at December 31 (in thousands):

December 31,	2023	2022

Land	$2,476	$2,476
Construction in progress	7	-
Buildings	10,121	10,087
Furniture and fixtures	4,272	4,142
Automobiles	162	162

Total	17,038	16,867
Less accumulated depreciation	(8,493)	(8,043)

Net	$8,545	$8,824